S000000852 [Member] Investment Objectives and Goals - Parnassus Mid Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Parnassus Mid Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Parnassus Mid Cap Growth Fund has the overall investment objective of capital appreciation.